Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Contractual Obligations	Our contractual obligations as of December 31, 2024, can be summarized as follows:

Payments due by period (€, in billions)	Total	1 year	2 years	3 years	4 years	5 years	>5 years
Long-term debt obligations, including interest[1]	5.0	1.1	1.0	0.8	—	0.8	1.3
Lease obligations[2]	0.3	0.1	0.1	—	—	—	0.1
Purchase obligations	13.3	9.9	2.2	0.8	0.2	0.1	0.1
Total contractual obligations	18.6	11.1	3.3	1.6	0.2	0.9	1.5
1.Long-term debt obligations mainly relate to principal amounts and interest payments of our Eurobonds. For the amounts excluding interest expenses and for further details, see Note 16 Long-term debt and interest and other costs.
2.For further details, see Note 14 Right-of-use assets and lease liabilities.